PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2011	2010
Value added taxes receivable	$100	$37
Prepaid expenses	332	268
Currency forward contracts	4	—
Debt issuance costs, current portion	120	111
Other	3	13
	$559	$429